Accounts receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Revenue recognized in excess of billings on services contracts or unbilled accounts receivable	$ 95.3	$ 93.9
Unearned income	5.4	9.0
Allowance for doubtful accounts	7.6	9.5
Provision for doubtful accounts reported in selling, general and administrative expenses, (income) expense	(1.2)	(0.2)	$ 0.3
Long-term receivables	$ 43.7	$ 70.3